Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	12 Months Ended		36 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Subsequent Event [Line Items]
Proceeds from debt					$ 4,000	$ 1,000
Liabilities, Noncurrent		$ 27,285			27,285	16,495	$ 27,285
Secured Debt [Member]
Subsequent Event [Line Items]
Proceeds from debt		$ 2,500			$ 4,000	$ 1,000	$ 18,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from debt				$ 1,300
Term				5 years
Conversion price				$ 0.25
Interest rate				8.00%
Promissory Notes [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Interest rate		12.00%			12.00%		12.00%
Promissory Notes [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Subsequent Event [Line Items]
Interest rate		8.00%			8.00%		8.00%
Maturity date					Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from debt			$ 1,300
Term					5 years
Interest rate		8.00%			8.00%		8.00%
Amended Promissory Note [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Liabilities, Noncurrent	$ 650
Amended Promissory Note [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Maturity date					Sep. 19, 2023
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Maturity date					Sep. 07, 2023
Modifed Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Subsequent Event [Line Items]
Interest rate		12.00%			12.00%		12.00%